UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2009

Check here if Amendment [   ]; Amendment Number:  _____
    This Amendment (Check only one.):  [     ]  is a restatement.
                              [     ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:		Zesiger Capital Group LLC
Address:	320 Park Avenue, 30th Floor
		New York, New York 10022

Form 13F File Number:     28-5536

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Barrie R. Zesiger
Title:	Managing Director

Phone:	212-508-6390

Signature, Place, and Date of Signing:

	/s/ Barrie R. Zesiger 	New York, NY     February 10, 2010

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None













FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers	: 0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Total Value: $ 279,963 (thousands)


List of Other Included Managers:

	NONE




Name of Issuer               Title        CUSIP     Value    Shares       Sh/PutInvstmOthe Voting Authority
                             of Class             (x$1000)   Prn Amnt     PrnCalDscretMngr       Sole  Share      None
Alexza Pharmaceuticals Inc   Common     015384100   $ 5,838   2,432,699    SH    SOLE  N/A   1,770,512  N/A    662,187
At & T Corp                  Common     00206R102   $21,046     750,850    SH    SOLE  N/A     669,400  N/A     81,450
China Life Insurance Co      ADR        16939P106   $ 5,592      76,240    SH    SOLE  N/A      40,000  N/A     36,240
Compugen Ltd                 Common     M25722105   $   243      50,000    SH    SOLE  N/A         -    N/A     50,000
Durect Corporation           Common     266605104   $16,020   6,485,770    SH    SOLE  N/A   5,032,000  N/A  1,453,770
Fbr Capital Markets Corp     Common     30247C301   $ 7,793   1,261,000    SH    SOLE  N/A   1,261,000  N/A        -
General Cable Corp           Common     369300108   $ 9,923     337,275    SH    SOLE  N/A     272,550  N/A     64,725
Gerber Scientific Inc        Common     373730100   $10,430   2,065,400    SH    SOLE  N/A   1,588,000  N/A    477,400
Heska Corp                   Common     42805E108   $ 4,197   7,949,700    SH    SOLE  N/A   5,439,700  N/A  2,510,000
Home Depot Inc               Common     437076102   $ 4,340     150,000    SH    SOLE  N/A     150,000  N/A        -
Horsehead Holding Corp       Common     440694305   $   189      14,800    SH    SOLE  N/A         -    N/A     14,800
ICICI Bank Ltd               ADR        45104G104   $17,510     464,325    SH    SOLE  N/A     372,500  N/A     91,825
Inovio Biomedical Corp       Common     45773H102   $   572     501,700    SH    SOLE  N/A     415,800  N/A     85,900
Matrix Service Co            Common     576853105   $10,226     960,178    SH    SOLE  N/A     828,978  N/A    131,200
Mcdermott Intl Inc           Common     580037109   $21,119     879,600    SH    SOLE  N/A     731,900  N/A    147,700
Microsoft Corp               Common     594918104   $17,435     572,000    SH    SOLE  N/A     485,000  N/A     87,000
Myr Group Inc                Common     55405W104   $10,472     579,500    SH    SOLE  N/A     504,800  N/A     74,700
Owens Illinois Inc           Common     690768403   $12,034     366,100    SH    SOLE  N/A     293,900  N/A     72,200
Penford Corp                 Common     707051108   $ 6,600     759,500    SH    SOLE  N/A     647,500  N/A    112,000
Petroleo Brasileiro          ADR        71654V101   $17,172     405,100    SH    SOLE  N/A     346,000  N/A     59,100
Potash Corp                  Common     73755L107   $12,595     116,085    SH    SOLE  N/A      97,400  N/A     18,685
Precision Castparts Corp     Common     740189105   $11,634     105,425    SH    SOLE  N/A      90,800  N/A     14,625
Providence Service Corp      Common     743815102   $15,197     961,865    SH    SOLE  N/A     799,200  N/A    162,665
Stealthgas Inc               Common     Y81669106   $11,976   1,919,200    SH    SOLE  N/A   1,539,000  N/A    380,200
Telekomunik Indonesia        ADR        715684106   $20,460     512,140    SH    SOLE  N/A     410,700  N/A    101,440
Tier Technologies Inc        Common     88650Q100   $ 3,401     425,100    SH    SOLE  N/A     425,000  N/A        100
Uranium Resources Inc        Common     916901507   $ 5,683   7,380,230    SH    SOLE  N/A   5,004,600  N/A  2,375,630
Wal-Mart Stores Inc          Common     931142103   $   267       5,000    SH    SOLE  N/A         -    N/A      5,000